Unaudited Condensed Interim Consolidated Statements of Shareholders’ Equity - USD ($)	Share capital Private Placement	Share capital Restricted stock units at $73.60 per share	Share capital Restricted stock units at $44.40 per share	Share capital Restricted stock units at $4.11 per share	Share capital	Other reserves Private Placement	Other reserves Restricted stock units at $73.60 per share	Other reserves Restricted stock units at $44.40 per share	Other reserves Restricted stock units at $4.11 per share	Other reserves	Accumulated deficit Private Placement	Accumulated deficit Restricted stock units at $73.60 per share	Accumulated deficit Restricted stock units at $44.40 per share	Accumulated deficit Restricted stock units at $4.11 per share	Accumulated deficit	Accumulated other comprehensive loss Private Placement	Accumulated other comprehensive loss Restricted stock units at $73.60 per share	Accumulated other comprehensive loss Restricted stock units at $44.40 per share	Accumulated other comprehensive loss Restricted stock units at $4.11 per share	Accumulated other comprehensive loss	Private Placement	Restricted stock units at $73.60 per share	Restricted stock units at $44.40 per share	Restricted stock units at $4.11 per share	Total
Balance at Dec. 31, 2022					$ 49,434,692					$ 21,053					$ (21,087,962)					$ (1,467,622)					$ 26,900,161
Fair value of RSU’s issued		$ 774,736	$ 179,037																			$ 774,736	$ 179,037
Cancelled shares					(200,014)																				(200,014)
Net loss															(5,877,882)										(5,877,882)
Translation adjustment																				(126,995)					(126,995)
Balance at Jun. 30, 2023					50,188,451					21,053					(26,965,844)					(1,594,617)					21,649,043
Balance at Dec. 31, 2022					49,434,692					21,053					(21,087,962)					(1,467,622)					26,900,161
Balance at Dec. 31, 2023					51,020,121					21,053					(53,363,032)					(1,507,034)					(3,828,892)
Fair value of RSU’s issued				$ 1,547,703																				$ 1,547,703
Issuance of shares from private placement	$ 1,137,762					$ 10,290,426															$ 11,428,188
Issuance of shares upon exercise of prefunded warrants					10,287,056					(10,287,056)
Cancelled shares					(1,445,188)																				(1,445,188)
Share issuance costs					(584,914)																				(584,914)
Net loss															(2,682,890)										(2,682,890)
Translation adjustment																				136,130					136,130
Balance at Jun. 30, 2024					$ 61,962,540					$ 24,423					$ (56,045,922)					$ (1,370,904)					$ 4,570,137